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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.8%
		Australia: 10.9%
52,177		Australia & New Zealand Banking Group Ltd.	$674,394
56,650		BHP Billiton Ltd.	1,591,841
29,700		Commonwealth Bank of Australia	838,041
20,500		CSL Ltd.	484,043
105,531		Foster’s Group Ltd.	416,703
34,025		National Australia Bank Ltd.	609,000
23,000		Orica Ltd.	375,271
30,000		Origin Energy Ltd.	357,468
35,942		QBE Insurance Group Ltd.	563,983
12,200		Rio Tinto Ltd.	641,787
58,583		Suncorp-Metway Ltd.	282,609
152,474		Telstra Corp., Ltd.	382,229
15,000		Wesfarmers Ltd.	258,471
42,602		Westpac Banking Corp.	648,673
11,812		Woodside Petroleum Ltd.	412,653
19,433		Woolworths Ltd.	397,048
			8,934,214
		Bahamas: 0.7%
28,687	@	Teekay LNG Partners LP	550,790
			550,790
		Brazil: 1.5%
13,844		CPFL Energia SA ADR	681,679
30,500		Vale SA ADR	584,075
			1,265,754
		Canada: 0.9%
21,974		Bank of Nova Scotia	770,848
			770,848
		China: 7.2%
702,000		Anhui Expressway Co., Ltd.	429,518
1,711,000		Bank of China Ltd.	776,003
658,000		China Construction Bank	429,509
191,000		China Life Insurance Co., Ltd.	702,098
516,000		China Petroleum & Chemical Corp.	421,431
264,000		China Shipping Development Co., Ltd.	397,172
468,000		China Telecom Corp., Ltd.	223,042
476,000		Datang International Power Generation Co., Ltd.	245,706
596,000		Industrial and Commercial Bank of China Ltd.	379,885
392,000		Jiangsu Expressway Co., Ltd.	275,150
716,000		PetroChina Co., Ltd.	831,660
237,000		Shimao Property Holdings Ltd.	413,542
365,000		Sino-Ocean Land Holdings Ltd.	375,904
			5,900,620
		Finland: 0.8%
44,000		Nokia OYJ	675,253
			675,253
		France: 7.2%
12,000		Accor SA	535,541
10,498		Capgemini SA	406,812
13,470		Carrefour SA	606,644
24,103		France Telecom SA	587,787
17,100		Sanofi-Aventis	1,091,400
11,400		Societe Generale	668,886
15,900		Total SA	917,296
12,077		Vinci SA	584,037
19,500		Vivendi	516,036
			5,914,439
		Germany: 6.8%
5,968		Allianz AG	592,401
10,680		Bayer AG	610,696
8,000		Deutsche Boerse AG	701,000
16,207		E.ON AG	575,280

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		Germany (continued)
4,389		Linde AG	$365,981
8,757		MAN AG	536,587
12,677		Metro AG	684,269
4,291		Muenchener Rueckversicherungs AG	606,031
8,500		Siemens AG	621,310
20,000		Symrise	301,104
			5,594,659
		Hong Kong: 7.1%
37,000		Cheung Kong Holdings Ltd.	461,037
89,000		China Mobile Ltd.	873,992
73,500		CLP Holdings Ltd.	495,243
391,000		CNOOC Ltd.	523,365
1,562,000		Denway Motors Ltd.	761,127
49,000		Esprit Holdings Ltd.	313,465
36,800		Hang Seng Bank Ltd.	530,107
45,500		HongKong Electric Holdings	244,476
117,000		Shanghai Industrial Holdings Ltd.	467,057
340,000		Sino Land Co.	639,091
38,000		Sun Hung Kai Properties Ltd.	476,033
			5,784,993
		India: 2.9%
26,208		Hindustan Petroleum Corp., Ltd. (Equity Certificates, Issuer: ABN Amro Bank N.V.)	201,893
13,300		ICICI Bank Ltd. ADR	414,162
11,000		Infosys Technologies Ltd. ADR	380,380
9,423		Oil & Natural Gas Corp., Ltd. (Equity Certificates, Issuer: ABN Amro Bank N.V.)	233,850
4,960		Reliance Industries - Spons GDR	484,113
28,000		Sterlite Industries India Ltd. ADR	368,760
27,000		Tata Motors Ltd. ADR	261,360
			2,344,518
		Indonesia: 0.7%
72,000		PT Astra International Tbk	146,549
203,500		PT Tambang Batubara Bukit Asam Tbk	224,444
229,500	@	Telekomunikasi Indonesia Tbk PT	168,950
			539,943
		Ireland: 0.4%
14,000		CRH PLC	327,091
			327,091
		Italy: 2.4%
20,913		Autostrade S.p.A.	442,970
23,226		Banche Popolari Unite Scpa	321,971
26,000		ENI S.p.A.	630,848
22,716		Prysmian S.p.A.	329,688
87,000		Saras S.p.A.	259,003
			1,984,480
		Malaysia: 1.3%
133,000		Commerce Asset Holdings BHD	325,736
54,900		Digi.com BHD	364,756
147,882		Public Bank BHD	365,315
			1,055,807
		Netherlands: 2.7%
18,668		Heineken NV	669,184
36,034		Royal Dutch Shell PLC - Class B	983,072
42,937		Royal KPN NV	564,986
			2,217,242
		Norway: 0.4%
15,000		Statoil ASA	316,793
			316,793
		Philippines: 0.6%
10,440		Philippine Long Distance Telephone Co.	491,653
			491,653
		Portugal: 0.5%
76,646		Banco Espirito Santo SA	436,337
			436,337
		Singapore: 2.3%
660,000	@	Ascendas India Trust	319,867
64,500		DBS Group Holdings Ltd.	529,697
172,000		Singapore Press Holdings Ltd.	353,712
166,000		Singapore Telecommunications Ltd.	347,575
204,000		StarHub Ltd.	311,788
			1,862,639

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		South Korea: 3.3%
18,440		Kangwon Land, Inc.	$240,609
11,722	@	KB Financial Group, Inc.	374,680
41,250		Korea Exchange Bank	304,667
5,744		KT&G Corp.	311,923
6,710		LG Corp.	347,920
1,145		Posco	383,346
1,100		Samsung Electronics Co., Ltd.	491,884
5,911		S-Oil Corp.	272,974
			2,728,003
		Spain: 3.7%
58,710		Banco Santander Central Hispano SA	623,764
69,680		Iberdrola SA	598,393
11,800		Inditex SA	533,664
28,524		Repsol YPF SA	642,436
27,529		Telefonica SA	596,347
			2,994,604
		Sweden: 1.1%
71,909		Nordea Bank AB	577,952
31,000		Svenska Cellulosa AB - B Shares	359,655
			937,607
		Switzerland: 4.7%
31,840	@	ABB Ltd.	526,437
25,891		Nestle SA	942,766
27,870		Novartis AG	1,115,251
2,152		Swisscom AG	637,952
3,200		Zurich Financial Services AG	598,888
			3,821,294
		Taiwan: 5.3%
201,265		Acer, Inc.	367,655
266,000		Asia Cement Corp.	302,324
438,780		China Steel Corp.	376,788
125,299		Chunghwa Telecom Co., Ltd.	239,409
321,875		Compal Electronics, Inc.	274,899
32,500		High Tech Computer Corp.	530,564
119,000		HON HAI Precision Industry Co., Ltd.	455,911
232,000		Nan Ya Plastics Corp.	333,633
166,000		Taiwan Fertilizer Co., Ltd.	535,016
329,653		Taiwan Semiconductor Manufacturing Co., Ltd.	610,112
215,348		Wistron Corp.	341,893
			4,368,204
		Thailand: 0.6%
74,100		Advanced Info Service PCL	175,570
43,400		PTT PCL	280,154
			455,724
		Turkey: 0.8%
55,628		Tupras Turkiye Petrol Rafine	693,399
			693,399
		United Kingdom: 13.6%
14,877		AstraZeneca PLC	620,739
17,000		BHP Billiton PLC	407,454
117,000		BP PLC	967,157
22,741		British American Tobacco PLC	623,317
273,447		BT Group PLC	387,292
81,108		Compass Group PLC	471,752
26,026		Diageo PLC	356,444
69,080		GlaxoSmithKline PLC	1,168,216
44,800		Greene King PLC	318,654
79,770		HSBC Holdings PLC	722,556
16,000		Johnson Matthey PLC	316,058
110,534		Meggitt PLC	284,994
70,000		Reed Elsevier PLC	568,487
33,552		Scottish & Southern Energy PLC	635,159
130,000		Stagecoach Group PLC	276,220
70,000		Tate & Lyle PLC	339,210
41,000		Unilever PLC	967,610

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
50,652		United Utilities Group PLC		$441,105
510,000		Vodafone Group PLC		959,436
38,000		WPP PLC		283,988
				11,115,848
		United States: 3.4%
9,000		Chevron Corp.		600,030
42,400		General Electric Co.		571,552
20,400		Merck & Co., Inc.		562,632
9,948		Philip Morris International, Inc.		424,183
26,200		Pitney Bowes, Inc.		599,456
				2,757,853
		Total Common Stock
		(Cost $83,986,739)		76,840,609
REAL ESTATE INVESTMENT TRUSTS: 2.3%
		Australia: 0.8%
300,000		Dexus Property Group		180,124
52,000		Westfield Group		459,507
				639,631
		France: 0.4%
1,939		Unibail		312,911
				312,911
		Netherlands: 0.4%
4,212		Wereldhave NV		332,569
				332,569
		Singapore: 0.4%
329,600	@	Ascendas Real Estate Investment Trust		348,747
				348,747
		United Kingdom: 0.3%
45,001		British Land Co. PLC		284,491
				284,491
		Total Real Estate Investment Trusts
		(Cost $2,053,965)		1,918,349
EXCHANGE-TRADED FUNDS: 2.1%
		India: 0.4%
55,200		iShares MSCI India		308,016
				308,016
		South Korea: 1.7%
97,200		Samsung Kodex200 Exchange Traded Fund		1,393,218
				1,393,218
		Total Exchange-Traded Funds
		(Cost $1,295,066)		1,701,234
PREFERRED STOCK: 1.0%
		South Korea: 1.0%
14,830		Hyundai Motor Co.		375,470
1,429		Samsung Electronics Co., Ltd.		422,002
		Total Preferred Stock
		(Cost $938,361)		797,472
WARRANTS: 0.0%
		Italy: 0.0%
23,226		Unione di Banche Italiane SCPA		4,080
		Total Warrants
		(Cost $-)		4,080
		Total Investments in Securities
		(Cost $88,274,131)*	99.2%	$81,261,744
		Other Assets and Liabilities - Net	0.8	632,264
		Net Assets	100.0%	$81,894,008

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

	*	Cost for federal income tax purposes is $90,606,370.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,683,657
		Gross Unrealized Depreciation		(17,028,283)
		Net Unrealized Depreciation		$(9,344,626)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.3%
Agriculture	1.7
Auto Manufacturers	1.8
Banks	13.7
Beverages	1.8
Biotechnology	0.6
Building Materials	0.8
Chemicals	3.0
Coal	0.3
Commercial Services	1.4
Computers	2.8
Diversified	1.8
Diversified Financial Services	1.3
Electric	4.2
Electrical Components & Equipment	0.4
Electronics	0.6
Engineering & Construction	1.4
Food	4.8
Food Service	0.6
Forest Products & Paper	0.4
Holding Companies - Diversified	1.0
Insurance	3.7
Iron/Steel	0.9
Lodging	0.9
Machinery - Diversified	0.7
Media	2.1
Mining	4.8
Miscellaneous Manufacturing	1.5
Office/Business Equipment	0.7
Oil & Gas	12.2
Pharmaceuticals	5.6
Real Estate	3.3
Retail	1.9
Semiconductors	1.8
Shopping Centers	0.5
Telecommunications	9.8
Transportation	1.5
Water	0.5
Other Long-Term Investments	2.1
Other Assets and Liabilities - Net	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock	$7,677,561	$69,163,048	$—
Real Estate Investment Trusts	—	1,918,349	—
Exchange-Traded Funds	1,701,234	—	—
Preferred Stock	—	797,472	—
Warrants	—	4,080	—
Total	$9,378,795	$71,882,949	$—

Other Financial Instruments**	$—	$(688,135)	$—
Total	$—	$(688,135)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of May 31, 2009:

Asset Derivatives as of May 31, 2009		Liability Derivatives as of May 31, 2009
Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$—	Equity Contracts	$688,135

Total	$—		$688,135

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

1,350	Goldman Sachs	Australia S&P/ASX 200 Index	06/04/09	3,915.32	AUD	$108,076	$(15,932)
2,050	Merrill Lynch	Dow Jones Euro Stoxx 50	06/04/09	2,374.00	EUR	247,517	(245,230)
1,000	Merrill Lynch	FTSE 100 Index	06/04/09	4,368.72	GBP	213,401	(133,578)
1,300	Merrill Lynch	Hong Kong Hang Seng Index	06/04/09	17,051.46	HKD	113,501	(192,136)
15,000,000	Merrill Lynch	Korea KOSPI 200 Index	06/04/09	181.10	KRW	66,705	(21,018)
9,400	Deutsche Bank, AG	Taiwan TAIEX Index	06/04/09	6,635.80	TWD	80,452	(80,241)

						$829,652	$(688,135)

		Total Premiums Received:	$829,652
	Total Liabilities for Options Written:		$688,135

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 28, 2009